Taxes on Income (Tax rates of subsidiaries outside Israel) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income taxes [Line Items]
Tax rate	24.00%	25.00%	26.50%
USA [Member]
Deferred income taxes [Line Items]
Tax rate	40.00%
Additional information for tax rate	(1) On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (hereinafter - the Tax Act). The Tax Act significantly revises the future ongoing U.S. federal corporate income tax by, among other things, lowering U.S. corporate income tax rates and implementing a territorial tax system. The lower corporate income tax rate is effective as of January 1, 2018. Based on the Tax Act provisions, the Company’s deferred tax assets and liabilities were re measured to incorporate the lower Federal corporate tax rate of 21% into its tax provision. As a result, as part of the financial statements for 2017, the Company reduced the balances of the assets and liabilities for deferred taxes, in the net amount of about $13 million, against deferred tax income. As part of the transition to the new territorial tax system, the Tax Act imposes a one-time repatriation tax on deemed repatriation of historical earnings and profits (hereinafter - E&P) of foreign subsidiaries. Based on the Company’s estimation relating E&P, as at December 31, 2017, no additional provision is required. In addition, the Tax Act establishes new tax laws that could affect ICL in future fiscal years, including, creation of the base erosion anti-abuse tax (BEAT), a new minimum tax. The Company has estimated that the impact of the new minimum tax on future tax results is immaterial. The new Tax Act is comprehensive and complex and might lead to future circulars and interpretations which may impact the Company’s estimations. Based on the Company’s estimation, the provisions in the financial statements, as at December 31, 2017, are in accordance with the Tax Act and represent its best estimate.
China [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%
Brazil [Member]
Deferred income taxes [Line Items]
Tax rate	34.00%
Germany [Member]
Deferred income taxes [Line Items]
Tax rate	29.00%
United Kingdom [Member]
Deferred income taxes [Line Items]
Tax rate	19.00%
Additional information for tax rate	The tax rate in the UK was reduced to 19% effective from April 1, 2017 and 17% commencing from April 1, 2020.
Spain [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%
Netherlands [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%